Statement of Changes in Shareowner's Equity (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Changes in shareowner's equity (Note 11)
Balance at January 1	$ 68,984		$ 70,833		$ 53,279
Dividends and other transactions with shareowners	1		85		9,488
Other comprehensive income (loss)
Investment securities - net	606		14		2,661
Currency translation adjustments - net	1,012		(2,735)		2,630
Cash flow hedges - net	180		488		1,365
Benefit plans - net	(183)		54		(67)
Total other comprehensive income (loss)	1,615		(2,179)		6,589
Net earnings (loss) attributable to the Company	6,510		2,155		1,415
Comprehensive income (loss)	8,125		(24)		8,004
Cumulative effect of changes in accounting principles(a)	0	[1]	(1,910)	[1]	62	[1]
Balance at December 31	77,110		68,984		70,833
Noncontrolling interests(b)	690	[2],[3]	1,164	[2],[3]	2,048	[2]
Total equity balance at December 31	$ 77,800		$ 70,148		$ 72,881

[1]	(a) On January 1, 2010, we adopted amendments to Accounting Standards Codification (ASC) 860, Transfers and Servicing, and ASC 810, Consolidation, and recorded a cumulative effect adjustment. See Notes 11 and 17. We adopted amendments to ASC 320, Investments - Debt and Equity Securities, and recorded a cumulative effect adjustment to increase retained earnings as of April 1, 2009. See Notes 3 and 11.
[2]	(b) See Note 11 for further information about the changes in noncontrolling interests.
[3]	(c) Included accumulated other comprehensive income – net attributable to noncontrolling interests of $(141) million and $(127) million at December 31, 2011 and 2010, respectively.